Employees' Retirement Benefits (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Contract-type Corporate Pension Plan, Defined Benefit
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 225,465	¥ 216,552
Fair value of plan assets	95,516	97,323
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	225,464	216,550
Fair value of plan assets	95,516	97,323
NTT Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	153,606	131,142
Fair value of plan assets	86,524	86,459
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	115,562	100,219
Fair value of plan assets	¥ 86,274	¥ 86,283